Note 5 - Stockholders' Equity (Details) (USD $)	1 Months Ended			3 Months Ended		9 Months Ended			12 Months Ended											138 Months Ended	147 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended				0 Months Ended		1 Months Ended		12 Months Ended			12 Months Ended				1 Months Ended		12 Months Ended									9 Months Ended	12 Months Ended				12 Months Ended
	May 31, 2013	Jan. 31, 2013	Feb. 28, 2010	Jun. 30, 2013	Mar. 31, 2013	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003	Dec. 31, 2002	Dec. 31, 2012	Sep. 30, 2013	Aug. 01, 2013	Jun. 10, 2013	Sep. 30, 2013 Employee Stock Option [Member]	Sep. 30, 2012 Employee Stock Option [Member]	Sep. 30, 2013 Employee Stock Option [Member]	Sep. 30, 2012 Employee Stock Option [Member]	Dec. 31, 2012 Employee Stock Option [Member]	Dec. 31, 2011 Employee Stock Option [Member]	Dec. 31, 2010 Employee Stock Option [Member]	Dec. 31, 2006 Employee Stock Option [Member]	May 14, 2013 Series B Warrants [Member]	Jan. 17, 2013 Series B Warrants [Member]	May 31, 2013 Series B Warrants [Member]	Jan. 31, 2013 Series B Warrants [Member]	Dec. 31, 2012 Series B Warrants [Member]	May 13, 2013 Series B Warrants [Member]	Jan. 16, 2013 Series B Warrants [Member]	Dec. 31, 2012 Series A Warrants [Member]		Dec. 31, 2012 Series C Warrants [Member]		Jan. 31, 2012 Individual Accredited Investors [Member]	Dec. 31, 2011 Individual Accredited Investors [Member]	Dec. 31, 2012 General and Administrative Expense [Member] Common Stock Issued for Services [Member]	Dec. 31, 2011 General and Administrative Expense [Member] Common Stock Issued for Services [Member]	Dec. 31, 2010 General and Administrative Expense [Member] Common Stock Issued for Services [Member]	Dec. 31, 2012 General and Administrative Expense [Member] Compensatory Warrants [Member]	Dec. 31, 2011 General and Administrative Expense [Member] Compensatory Warrants [Member]	Dec. 31, 2010 General and Administrative Expense [Member] Compensatory Warrants [Member]	Dec. 31, 2012 General and Administrative Expense [Member]	Dec. 31, 2011 General and Administrative Expense [Member]	Dec. 31, 2010 General and Administrative Expense [Member]	Dec. 31, 2012 Series A Convertible Preferred Stock [Member]	Dec. 31, 2012 Series A Convertible Preferred Stock [Member]	Sep. 30, 2013 Series A Convertible Preferred Stock [Member]	Mar. 31, 2012 Series A Convertible Preferred Stock [Member]	Dec. 31, 2011 Series A Convertible Preferred Stock [Member]	Dec. 31, 2006 Maximum [Member]
Note 5 - Stockholders' Equity (Details) [Line Items]
Common Stock, Shares Authorized (in Shares)						75,000,000	40,000,000		40,000,000	40,000,000										40,000,000	75,000,000	75,000,000	40,000,000
Common Stock, Shares, Outstanding (in Shares)						21,666,610	18,733,277		18,733,277	16,442,611										18,733,277	21,666,610
Stock Issued During Period, Shares, New Issues (in Shares)	1,166,666	1,766,667	12,000																																								407,999	658,520
Proceeds from Warrant Exercises (in Dollars)																																$ 583,333	$ 1,060,000	$ 583,333	$ 1,060,000
Share-based Compensation						116,600		247,318	310,076	772,997	750,532									6,669,815	6,634,289			33,348	84,742	116,600	247,318	310,076	463,752	575,662
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized							271,901		271,901											271,901				135,418		135,418
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition									2 years 36 days																	1 year 255 days
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)																																0.50	0.60			0.75	0.60	0.75	1.00		1.00
Class of Warrant or Right, Exercises (in Shares)						(2,933,333)			0																							1,166,666	1,766,667		1,766,667
Class of Warrant or Right, Outstanding (in Shares)						8,292,226	11,225,559		11,225,559	1,870,559										11,225,559	8,292,226												1,166,667
Other General and Administrative Expense (in Dollars)				19,617	218,551	238,169				152,126											390,295														218,551
Preferred Stock, Shares Authorized (in Shares)						10,000,000	10,000,000		10,000,000	10,000,000										10,000,000	10,000,000																																	2,200	2,200
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)						$ 0.01	$ 0.01		$ 0.01	$ 0.01										$ 0.01	$ 0.01
(in Dollars per share)																																																						$ 1,000	$ 1,000	$ 1,000		$ 1,000
Proceeds from Issuance of Preferred Stock and Preference Stock							1,999,032	1,999,032	1,999,032											2,727,475	2,727,475																																		2,200,000
Proceeds from Issuance of Convertible Preferred Stock																																																							2,000,000
Convertible Preferred Stock, Conversion Price Per Share (in Dollars per share)																																																									$ 0.75
Convertible Preferred Stock, Total Conversion Shares (in Shares)																																																						1,050,667	1,050,667		2,933,333
Number of Preferred Shares Converted into Common Stock (in Shares)																																																						1,412
Stock Issued During Period, Shares, Conversion of Convertible Securities (in Shares)																																																						1,882,667
Preferred Stock, Shares Outstanding (in Shares)																																																						788	788	788		0
Class of Warrant or Right, Percentage of Conversion Shares Could Be Purchased																																																						100.00%	100.00%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)																																							2,933,333															8,799,999	8,799,999
Other Accrued Liabilities, Current												90,000
Stock Issued During Period, Value, New Issues									273,360	441,210	90,000	1,520,000	1,771,091	3,162,950			239,919	2,459,609	470																								273,360	441,210
Proceeds from Issuance of Common Stock						1,643,333		310,160	310,160	404,410					500,000	1,500,000	750,000			15,836,468	17,479,801																						36,800
																																				2,933,333 [1]			2,933,333	[1]	2,933,333	[1]		987,783
Warrants Issued During Period, Exercise Price (in Dollars per share)																																											$ 1.00	$ 1.00
Number of Warrants Issued During Period (in Shares)																																											612,001
Stock Issued During Period, Shares, Issued for Services (in Shares)									0	129,245	10,500
Allocated Share-based Compensation Expense									$ 310,076	$ 463,752	$ 575,662																																		$ 0	$ 150,000	$ 53,813	$ 0	$ 7,119	$ 121,057	$ 231,936	$ 284,352	$ 369,161
Minimum Option Exercise Price as Percentage of Fair Value of ISO's Granted to Certain Employees															110.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term									6 years 255 days	7 years	6 years 255 days																																																10 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period																															3 years
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)															1,200,000

[1]	See discussion under "Series A Convertible Preferred Stock" above.